Expense Example - iShares Large Cap 10% Target Buffer Mar ETF - iShares Large Cap 10% Target Buffer Mar ETF	Sep. 16, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160